Initial Public Offering and Over-Allotment (Details) - IPO [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Initial Public Offering and Over-Allotment [Line Items]
Number of units sold	25,375,000
Price per unit (in Dollars per share) | $ / shares	$ 10
Public Warrant	one
Public Share [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of share issued per unit	1
Class A Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of shares issuable per warrant	1
Common stock price per share (in Dollars per share) | $ / shares	$ 11.5